Nature of Business and Significant Accounting Policies - Activity in Allowance For Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 3.0
Provision (reduction) for allowance	1.0	$ (0.8)
Net charges and (recoveries)	(0.4)	3.8
Ending balance	$ 3.6	$ 3.0
Predecessor
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance			$ 5.4
Provision (reduction) for allowance			(1.5)
Net charges and (recoveries)			(0.3)
Ending balance			$ 3.6